8. Share-based payments (Details 6) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Number of Warrants
Vested	(420,000)
Nonvested, Ending	2,180,000
Nonemployee Common stock warrants - Service and performance conditions [Member]
Number of Warrants
Nonvested, Beginning	2,240,000	2,880,000
Vested		(640,000)
Nonvested, Ending		2,240,000
Weighted-average Grant Date Fair Value
Nonvested, Beginning	$ 0.99	$ 0.98
Vested		0.92
Nonvested, Ending		$ 0.99